RISK MANAGEMENT - Concentration of loan by maturity (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
RISK MANAGEMENT
Gross loans and advances to customers	$ 256,353,981	$ 279,453,908
Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	46,252,294	51,531,709
Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	105,194,659	107,428,860
Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	75,678,955	85,088,663
More than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	29,228,073	35,404,676
Commercial
RISK MANAGEMENT
Gross loans and advances to customers	139,627,922	153,252,811
Commercial | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	37,701,890	48,186,159
Commercial | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	59,704,817	62,610,478
Commercial | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	39,337,022	41,614,622
Commercial | More than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	2,884,193	841,552
Commercial | Corporate
RISK MANAGEMENT
Gross loans and advances to customers	76,006,958	85,278,293
Commercial | Corporate | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	20,753,064	29,076,028
Commercial | Corporate | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	33,460,016	32,243,275
Commercial | Corporate | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	19,965,253	23,454,114
Commercial | Corporate | More than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	1,828,625	504,876
Commercial | SME
RISK MANAGEMENT
Gross loans and advances to customers	13,856,981	15,203,496
Commercial | SME | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	4,070,363	4,771,087
Commercial | SME | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	8,539,793	8,555,996
Commercial | SME | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	1,060,389	1,727,911
Commercial | SME | More than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	186,436	148,502
Commercial | Other
RISK MANAGEMENT
Gross loans and advances to customers	49,763,983	52,771,022
Commercial | Other | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	12,878,463	14,339,044
Commercial | Other | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	17,705,008	21,811,207
Commercial | Other | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	18,311,380	16,432,597
Commercial | Other | More than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	869,132	188,174
Consumer
RISK MANAGEMENT
Gross loans and advances to customers	52,753,546	55,815,683
Consumer | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	5,393,052	1,267,269
Consumer | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	34,827,883	34,216,968
Consumer | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	12,296,414	19,553,651
Consumer | More than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	236,197	777,795
Consumer | Credit card
RISK MANAGEMENT
Gross loans and advances to customers	12,483,919	11,992,511
Consumer | Credit card | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	39,952	234,325
Consumer | Credit card | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	10,351,902	9,587,518
Consumer | Credit card | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	2,088,614	2,170,668
Consumer | Credit card | More than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	3,451
Consumer | Vehicle
RISK MANAGEMENT
Gross loans and advances to customers	4,795,970	5,635,858
Consumer | Vehicle | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	136,130	81,066
Consumer | Vehicle | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	2,704,055	3,270,554
Consumer | Vehicle | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	1,955,420	2,283,873
Consumer | Vehicle | More than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	365	365
Consumer | Order of payment
RISK MANAGEMENT
Gross loans and advances to customers	6,834,747	10,381,247
Consumer | Order of payment | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	2,209,043	47,981
Consumer | Order of payment | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	1,812,470	2,261,874
Consumer | Order of payment | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	2,800,720	7,525,578
Consumer | Order of payment | More than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	12,514	545,814
Consumer | Other
RISK MANAGEMENT
Gross loans and advances to customers	28,638,910	27,806,067
Consumer | Other | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	3,007,927	903,897
Consumer | Other | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	19,959,456	19,097,022
Consumer | Other | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	5,451,660	7,573,532
Consumer | Other | More than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	219,867	231,616
Mortgage
RISK MANAGEMENT
Gross loans and advances to customers	34,416,372	41,741,601
Mortgage | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	820,792	79,304
Mortgage | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	983,691	1,095,329
Mortgage | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	10,696,429	10,509,429
Mortgage | More than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	21,915,460	30,057,539
Mortgage | VIS
RISK MANAGEMENT
Gross loans and advances to customers	13,173,508	16,183,280
Mortgage | VIS | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	19,358	14,439
Mortgage | VIS | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	300,678	284,872
Mortgage | VIS | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	3,002,419	2,540,655
Mortgage | VIS | More than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	9,851,053	13,343,314
Mortgage | Non-VIS
RISK MANAGEMENT
Gross loans and advances to customers	21,242,864	25,558,321
Mortgage | Non-VIS | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	801,434	64,865
Mortgage | Non-VIS | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	683,013	810,457
Mortgage | Non-VIS | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	7,694,010	7,968,774
Mortgage | Non-VIS | More than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	12,064,407	16,714,225
Financial leases
RISK MANAGEMENT
Gross loans and advances to customers	28,493,129	27,291,604
Financial leases | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	2,283,462	1,804,964
Financial leases | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	8,690,954	8,586,693
Financial leases | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	13,328,370	13,202,556
Financial leases | More than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	4,190,343	3,697,391
Small business loans
RISK MANAGEMENT
Gross loans and advances to customers	1,063,012	1,352,209
Small business loans | Less than 1 year
RISK MANAGEMENT
Gross loans and advances to customers	53,098	194,013
Small business loans | Between 1 and 5 years
RISK MANAGEMENT
Gross loans and advances to customers	987,314	919,392
Small business loans | Between 5 and 15 years
RISK MANAGEMENT
Gross loans and advances to customers	20,720	208,405
Small business loans | More than 15 years
RISK MANAGEMENT
Gross loans and advances to customers	$ 1,880	$ 30,399